Accounts Receivable, Net - Schedule of Allowance for Credit Loss Movement (Details) - Accounts Receivable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Allowance for Credit Loss Movement [Line Items]
Beginning balance	$ 614,024	$ 547,742
(Recovery of) Provision	(269,644)	82,415
Release of allowance due to disposal of subsidiaries	(91,103)
Exchange rate effect	16,856	(16,133)
Ending balance	$ 270,133	$ 614,024